Business Segments (Narrative) (Details)	12 Months Ended
Dec. 31, 2020 mi² segment customer
Segment Reporting Information [Line Items]
Service area, square miles	6,000
THE DAYTON POWER AND LIGHT COMPANY [Member]
Segment Reporting Information [Line Items]
Number of Operating Segments | segment	1
Approximate number of retail customers | customer	531,000
Service area, square miles	6,000